Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	SOLARIS OILFIELD INFRASTRUCTURE, INC.
Entity Central Index Key	0001697500